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                         METLIFE INSURANCE COMPANY USA

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 1, 2001
                                  (FORESIGHT)

This Supplement revises information contained in the prospectus dated May 1, 2001 (as supplemented) for the ForeSight Fixed and Variable Annuity contract issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.36%     1.02%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
FUND                                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund        0.71%          --         0.30%

MET INVESTORS SERIES TRUST -- CLASS A
 PIMCO Total Return Portfolio                  0.48%          --         0.04%

 T. Rowe Price Large Cap Value Portfolio      0.57%          --          0.02%

 METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Bond Income Portfolio              0.32%          --          0.04%

 BlackRock Ultra-Short Term Bond               0.34%          --         0.03%
  Portfolio

 Jennison Growth Portfolio                    0.60%          --          0.02%

 MFS(R) Total Return Portfolio                 0.55%          --         0.05%

 T. Rowe Price Large Cap Growth               0.60%          --          0.02%
  Portfolio

 Western Asset Management Strategic            0.59%          --         0.04%
  Bond Opportunities Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
FUND                                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.01%       1.02%         0.01%         1.01%

MET INVESTORS SERIES TRUST -- CLASS A
 PIMCO Total Return Portfolio                   --        0.52%         0.04%         0.48%

 T. Rowe Price Large Cap Value Portfolio       --        0.59%           --          0.59%

 METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Bond Income Portfolio               --        0.36%         0.00%         0.36%

 BlackRock Ultra-Short Term Bond                --        0.37%         0.02%         0.35%
  Portfolio

 Jennison Growth Portfolio                     --        0.62%         0.08%         0.54%

 MFS(R) Total Return Portfolio                  --        0.60%           --          0.60%

 T. Rowe Price Large Cap Growth                --        0.62%         0.02%         0.60%
  Portfolio

 Western Asset Management Strategic             --        0.63%         0.04%         0.59%
  Bond Opportunities Portfolio


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
                                               DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                  AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                  MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUND                                  FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
MFS(R) VARIABLE INSURANCE
 TRUST -- INITIAL CLASS
 MFS(R) Investors Trust Series       0.75%          --         0.07%         --        0.82%           --          0.82%

 MFS(R) New Discovery Series        0.90%          --          0.06%        --        0.96%         0.02%         0.94%


The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.



THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Insurance Company USA, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:


                   FUND                                 INVESTMENT OBJECTIVE
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 MET INVESTORS SERIES
 TRUST -- CLASS A

 PIMCO Total Return Portfolio              Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 T. Rowe Price Large Cap Value Portfolio   Seeks long-term capital appreciation by
                                           investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 METROPOLITAN SERIES FUND -- CLASS A

 BlackRock Bond Income Portfolio           Seeks a competitive total return primarily
                                           from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond           Seeks a high level of current income
 Portfolio (formerly BlackRock Money       consistent with preservation of capital.
 Market Portfolio)
 Jennison Growth Portfolio                 Seeks long-term growth of capital.



                   FUND                           INVESTMENT ADVISER/SUBADVISER
------------------------------------------ -------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 MET INVESTORS SERIES
 TRUST -- CLASS A

 PIMCO Total Return Portfolio              MetLife Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 T. Rowe Price Large Cap Value Portfolio   MetLife Advisers, LLC
                                           Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND -- CLASS A

 BlackRock Bond Income Portfolio           MetLife Advisers, LLC
                                           Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond           MetLife Advisers, LLC
 Portfolio (formerly BlackRock Money       Subadviser: BlackRock Advisors, LLC
 Market Portfolio)
 Jennison Growth Portfolio                 MetLife Advisers, LLC
                                           Subadviser: Jennison Associates LLC

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
                    FUND                                INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------
 MFS(R) Total Return Portfolio              Seeks a favorable total return through
                                            investment in a diversified portfolio.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 MFS(R) VARIABLE INSURANCE
 TRUST -- INITIAL CLASS

 MFS(R) Investors Trust Series              Seeks capital appreciation.
 MFS(R) New Discovery Series                Seeks capital appreciation.



                    FUND                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MFS(R) Total Return Portfolio              MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Growth Portfolio   MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 MFS(R) VARIABLE INSURANCE
 TRUST -- INITIAL CLASS

 MFS(R) Investors Trust Series              Massachusetts Financial Services Company
 MFS(R) New Discovery Series                Massachusetts Financial Services Company

SUMMARY OF THE CONTRACTS


DEATH BENEFIT


There is no death benefit on or after the Annuity Date, however, depending on the Annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity payments) will be paid to your Beneficiary(ies) (see the "Annuity Benefits" and "Death Benefits" sections of the prospectus for more information).


DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY


The issuer of your contract, MetLife Insurance Company USA, is a wholly-owned subsidiary of MetLife, Inc. On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


DESCRIPTION OF THE CONTRACTS


PURCHASE PAYMENTS


With respect to group Contracts (i.e., Contracts issued to an employer or organization which is the Owner of the Contract), please note that if the employer or organization does not remit Participants' Purchase Payments on a timely basis in accordance with the established schedule for making Purchase Payments, you may not participate in investment experience under the Contract until the Purchase Payment has been received and credited to your Participant's Account in accordance with our established administrative procedures.


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OTHER INFORMATION


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.


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